Sales (Tables)	12 Months Ended
Dec. 31, 2023
Sales
Schedule of Sales
	2023	2022

Europe	€235,086	€219,653
North America	130,034	207,883
Rest of the world	284,760	4,891
Total	€649,880	€432,427